Fee and commission income	12 Months Ended
Dec. 31, 2022
Fee and commission income [abstract]
Fee and commission income
27.    Fee and commission income
Fee and commission income from contracts with customers broken down by main types of services, are detailed as follows:

	December 31, 2022
	Syndications	Documentary and stand-by letters of credit	Other commissions, net	Total
Opening and confirmation	—	11,353	554	11,907
Negotiation and acceptance	—	264	—	264
Amendment	254	2,248	(12)	2,490
Structuring	4,672	—	1,182	5,854
Other	—	168	(892)	(724)
	4,926	14,033	832	19,791
27.    Fee and commission income (continued)

	December 31, 2021
	Syndications	Documentary and stand-by letters of credit	Other commissions, net	Total
Opening and confirmation	—	10,506	2,668	13,174
Negotiation and acceptance	—	45	—	45
Amendment	—	1,527	(17)	1,510
Structuring	4,269	—	—	4,269
Other	—	41	(741)	(700)
	4,269	12,119	1,910	18,298

	December 31, 2020
	Syndications	Documentary and stand-by letters of credit	Other commissions, net	Total
Opening and confirmation	—	8,090	1,400	9,490
Negotiation and acceptance	—	183	—	183
Amendment	—	688	—	688
Structuring	603	—	—	603
Other	—	39	(585)	(546)
	603	9,000	815	10,418
The following table provides information on the ordinary income that is expected to be recognized on the contracts in force:

December 31, 2022
Up to 1 year	2,407
From 1 to 2 years	7
More than 2 years	231
Total	2,645